Class A B C and IS Shares | Federated MDT Large Cap Growth Fund
Federated MDT Large Cap Growth Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 7 and in “Appendix B” to this Prospectus. If you purchase the Fund’s IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A B C and IS Shares - Federated MDT Large Cap Growth Fund	A	B	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A B C and IS Shares - Federated MDT Large Cap Growth Fund		A		B	C	IS
Management Fee		0.75%		0.75%	0.75%	0.75%
Distribution (12b-1) Fee		none	[1]	0.75%	0.75%	none
Other Expenses		0.85%		0.85%	0.85%	0.60%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%		2.36%	2.36%	1.36%
Fee Waivers and/or Reimbursements	[2]	(0.08%)		(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.53%		2.28%	2.28%	1.28%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the A, B, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A B C and IS Shares - Federated MDT Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	705	1,030	1,378	2,356
B	789	1,136	1,460	2,510
C	339	736	1,260	2,696
IS	138	431	745	1,635

Expense Example, No Redemption - Class A B C and IS Shares - Federated MDT Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	705	1,030	1,378	2,356
B	239	736	1,260	2,510
C	239	736	1,260	2,696
IS	138	431	745	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser's investment strategy utilizes a large-capitalization ("large-cap") growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As of July 31, 2017, companies in the Russell 1000® Growth Index ranged in market capitalization from $1.8 billion to $774.3 billion. The Fund's investments may include, but are not limited to, equity securities of domestic issuers.

The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in large-cap investments. For purposes of this policy the Fund considers large-cap companies to be those with a market capitalization similar to those companies included in the Russell 1000® Growth Index.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic and financial conditions, or industry or economic trends and developments, may from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
  Large-Cap Company Risk. The Fund will invest in large capitalization (or "large-cap") companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data.  The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indicationof future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated MDT Large Cap Growth Fund - IS Class

The Fund's IS class total return for the six-month period from January 1, 2017 to June 30, 2017, was 9.32%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 15.38% (quarter ended March 31, 2012). Its lowest quarterly return was (21.28)% (quarter ended December 31, 2008).
Average Annual Total Return Table
B class commenced operations on March 13, 2008. Performance results shown before that date are for the Fund's IS class (since inception date September 15, 2005) but are adjusted to reflect the CDSC and expenses applicable to B class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the A, B and C classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(K) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2016)
Average Annual Total Returns - Class A B C and IS Shares - Federated MDT Large Cap Growth Fund		1 Year	5 Years	10 Years
A		0.43%	11.39%	5.38%
B		(0.04%)	11.57%	5.37%
C		4.45%	11.82%	5.20%
IS		6.59%	12.97%	6.25%
IS | Return After Taxes on Distributions		6.46%	12.38%	5.73%
IS | Return After Taxes on Distributions and Sale of Fund Shares		3.85%	10.38%	4.97%
Russell 1000 ® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	7.08%	14.50%	8.33%
Morningstar Large Growth Funds Average (reflects no deduction for fees, expenses or taxes)	[2]	3.23%	12.94%	6.91%
[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[2]	Morningstar has assigned the Fund to the Morningstar Large Blend Funds Average peer group; however, the Morningstar Large Growth Funds Average (MLGFA) is being used for comparison purposes. The Fund invests in large-cap growth stocks, and therefore, the Fund's Adviser believes that the MLGFA is more reflective of the Fund's investment style. Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.